License Agreement (Details Narrative) - Licensing Agreements [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Phase 3 Clinical Trial [Member]
Indefinite-Lived Intangible Assets [Line Items]
Milestone payment	$ 250,000	$ 250,000
New Drug Application [Member]
Indefinite-Lived Intangible Assets [Line Items]
Milestone payment	250,000	250,000
CTx-1301 and CTx-1302 [Member]
Indefinite-Lived Intangible Assets [Line Items]
Milestone payment	250,000	250,000
CTx-2103 [Member]
Indefinite-Lived Intangible Assets [Line Items]
Milestone payment	500,000	500,000
CTx-2103 [Member]
Indefinite-Lived Intangible Assets [Line Items]
Milestone payment	$ 250,000	250,000
CTx-1301 [Member]
Indefinite-Lived Intangible Assets [Line Items]
Accrued milestone payment		$ 250,000	$ 250,000